Goldman Sachs Large Cap Equity Fund Expense Example - Class P Shares [Member] - Goldman Sachs Large Cap Equity Fund - Class P Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 947